COMMITMENTS AND CONTINGENCIES, Registration Rights and Warrant Amendments (Details) - CIK 0001846136 Riverview Acquisition Corp - item	Jun. 30, 2022	Dec. 31, 2021
Registration, Warrant Amendments and Shareholder Rights Agreement [Abstract]
Number of demands entitled to holders	3	3
Minimum percentage of outstanding warrant holders required to approve amendment	65.00%	65.00%